Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 16,573,509	€ 20,945,099	€ 4,361,226
Additions of property plant and equipment pending of payment	8,906,729	10,512,492	271,031
Contractual commitment for property plant and equipment	6,894,759	11,438,281	3,000,000
Contractual commitments invested		3,329,660	2,933,279
Contractual commitment investments pending		8,108,621	66,722
Interest costs capitalized to assets under construction		€ 272,890	€ 71,834
Assets Under Construction Capitalization Percentage		7.75%	4.75%
Carrer del Foc 68
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 16,573,509	€ 20,106,923
Zona Franca
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment			€ 3,374,972
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment pledged as security		€ 12,423,934	€ 1,912,644